General information	12 Months Ended
Jun. 30, 2025
General Information
General information

1. General information

Locafy Limited (“Company” or “Locafy”) is a limited liability company incorporated in Australia. Its registered office and principal place of business is 246 Churchill Avenue, Subiaco, Western Australia. Locafy’s ordinary shares are listed on the Nasdaq Stock Exchange.

The principal activities of the consolidated entity during the year ended 30 June 2025 were the continued commercialization of Locafy’s developed technologies.

Locafy offers an automated online marketing platform delivered via a Software-as-a-Service (SaaS) model, focused on improving search engine visibility. Its core strength lies in proprietary “Entity-Based” SEO technology, which enables faster and more prominent ranking on search engine results pages (SERPs) compared to traditional solutions. This technology supports both traditional search and newer AI search optimization, helping businesses increase online visibility and attract relevant consumer traffic. The Group generates revenue through subscriptions, advertising and services.